Note 3 - Net Loss Per Share - Anti-dilutive Effect (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	311,719	314,063	311,719	168,937
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	213,750	213,750	213,750	21,875
Convertible Common Stock Underlying Senior Debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)				67,500
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	97,969	31,563	30,781	31,562
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)		68,750	67,188
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)				10,500
Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)				37,500